UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

Nuveen Multi-Market Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       June 30

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMM

Nuveen Multi-Market Income Fund
Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 140.0% (98.8% of Total Investments)

	CONVERTIBLE PREFERRED SECURITIES – 0.3% (0.2% of Total Investments)

	Banks – 0.3%

200	Bank of America Corporation	7.250%		BB+	$244,168
	Total Convertible Preferred Securities (cost $159,350)				244,168

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.5% (0.4% of Total Investments)

	Banks – 0.5%

16,830	Bank of America Corporation	4.000%		BB+	$407,118
	Total $25 Par (or similar) Retail Preferred (cost $279,946)				407,118

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 32.7% (23.1% of Total Investments)

	Aerospace & Defense – 0.7%

$250	DigitalGlobe Inc., 144A	5.250%	2/01/21	BB	$248,125
300	Triumph Group Inc.	4.875%	4/01/21	Ba3	286,125
550	Total Aerospace & Defense				534,250

	Automobiles – 0.2%

100	Ford Motor Company	7.450%	7/16/31	BBB	132,370

	Banks – 0.7%

500	Citigroup Inc.	4.500%	1/14/22	A	552,261

	Capital Markets – 0.8%

500	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	580,430

	Chemicals – 1.8%

100	Hexion Inc.	6.625%	4/15/20	B3	87,750
200	Huntsman International LLC	4.875%	11/15/20	B1	209,000
200	Kissner Milling Company Limited, 144A	7.250%	6/01/19	B	208,000
200	Momentive Performance Materials Inc., (3), (4)	8.875%	10/15/20	N/R	—
200	Momentive Performance Materials Inc.	3.880%	10/24/21	B	166,750
375	NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BBB–	379,688
150	Platform Specialty Products Corporation, 144A	10.375%	5/01/21	B+	162,000
200	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	B+	194,500
1,625	Total Chemicals				1,407,688

	Commercial Services & Supplies – 0.6%

200	ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	210,000
240	International Lease Finance Corporation	6.250%	5/15/19	BBB–	260,100
440	Total Commercial Services & Supplies				470,100

	Construction Materials – 0.3%

250	Norbord Inc., 144A	6.250%	4/15/23	Ba2	265,625

	Consumer Finance – 0.2%

150	Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	147,375

NUVEEN	1

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 0.3%

$250	Cascades Inc., 144A	5.500%	7/15/22	BB–	$254,063

	Diversified Financial Services – 0.5%

200	James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	212,000
185	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	187,997
385	Total Diversified Financial Services				399,997

	Diversified Telecommunication Services – 4.1%

300	AT&T, Inc.	3.800%	3/15/22	A–	321,353
250	CenturyLink Inc.	6.750%	12/01/23	BB+	260,000
200	CenturyLink Inc.	7.650%	3/15/42	BB+	172,500
250	Frontier Communications Corporation	8.500%	4/15/20	BB	270,313
250	GCI Inc.	6.875%	4/15/25	BB–	256,250
100	IntelSat Jackson Holdings	7.500%	4/01/21	CCC	75,500
200	Level 3 Financing Inc., 144A	5.250%	3/15/26	BB	206,500
350	Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	403,813
275	Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB	281,188
500	Qwest Corporation	6.750%	12/01/21	BBB–	556,875
390	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	391,308
3,065	Total Diversified Telecommunication Services				3,195,600

	Electric Utilities – 0.4%

300	Intergen NV, 144A	7.000%	6/30/23	B1	253,500
100	Talen Energy Supply LLC	6.500%	6/01/25	B+	80,250
400	Total Electric Utilities				333,750

	Energy Equipment & Services – 0.4%

150	Compressco Partners LP / Compressco Finance Corporation	7.250%	8/15/22	B–	141,750
165	Ensco PLC	4.700%	3/15/21	BBB–	148,005
315	Total Energy Equipment & Services				289,755

	Equity Real Estate Investment Trusts – 1.1%

300	CommonWealth REIT	5.875%	9/15/20	BBB–	333,097
200	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B+	210,437
320	Vereit Operating Partner	3.000%	2/06/19	BBB–	324,358
820	Total Equity Real Estate Investment Trusts				867,892

	Food & Staples Retailing – 0.4%

100	Albersons Cos LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC, 144A	6.625%	6/15/24	B+	104,000
250	Pomegranate Merger Sub, Inc., 144A	9.750%	5/01/23	B	223,125
350	Total Food & Staples Retailing				327,125

	Food Products – 0.4%

200	Pilgrim’s Pride Corporation, 144A	5.750%	3/15/25	BB	206,000
100	Pinnacle Foods Inc., 144A	5.875%	1/15/24	B+	106,750
300	Total Food Products				312,750

	Gas Utilities – 0.8%

175	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	185,063
300	Ferrellgas LP	6.750%	1/15/22	B	267,000
150	Suburban Propane Partners LP	5.750%	3/01/25	BB–	151,875
625	Total Gas Utilities				603,938

	Health Care Equipment & Supplies – 0.4%

350	Tenet Healthcare Corporation	6.875%	11/15/31	B–	287,875

	Health Care Providers & Services – 1.9%

300	Acadia Healthcare	5.625%	2/15/23	B	304,500

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services (continued)

$300	Community Health Systems, Inc.	6.875%	2/01/22	B	$258,000
300	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	271,500
275	Kindred Healthcare Inc.	6.375%	4/15/22	B–	260,563
400	Select Medical Corporation	6.375%	6/01/21	B–	393,500
1,575	Total Health Care Providers & Services				1,488,063

	Hotels, Restaurants & Leisure – 0.3%

200	Wynn Macau Limited, 144A	5.250%	10/15/21	Ba3	202,000

	Household Durables – 1.6%

250	Brookfield Residential Properties Inc.	6.500%	12/15/20	B+	258,750
250	KB Home	7.000%	12/15/21	B+	268,750
250	PulteGroup Inc.	4.250%	3/01/21	BB+	262,500
250	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	253,750
200	William Lyon Homes Incorporated	8.500%	11/15/20	B–	209,000
1,200	Total Household Durables				1,252,750

	Independent Power & Renewable Electricity Producers – 0.3%

255	GenOn Energy Inc.	9.500%	10/15/18	CCC+	201,450

	Insurance – 0.2%

190	Genworth Holdings Inc.	4.800%	2/15/24	Ba3	156,275

	IT Services – 0.5%

350	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/01/23	B–	366,625

	Machinery – 0.2%

200	BlueLine Rental Finance Corporation, 144A	7.000%	2/01/19	B+	174,500

	Marine – 0.1%

85	Navios South American Logistics Inc., Finance US Inc., 144A	7.250%	5/01/22	B–	64,600

	Media – 2.2%

200	Altice S.A, 144A	7.750%	5/15/22	B	213,500
300	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation, 144A	4.908%	7/23/25	BBB	331,194
300	Numericable Group SA, 144A	7.375%	5/01/26	B+	306,657
200	Quebecor Media Inc., 144A	5.750%	1/15/23	B+	208,000
250	Tribune Media Company	5.875%	7/15/22	BB–	252,968
350	WMG Acquisition Group, 144A	6.000%	1/15/21	Ba3	363,125
1,600	Total Media				1,675,444

	Metals & Mining – 2.0%

120	Alcoa Inc.	5.400%	4/15/21	BBB–	128,400
250	Alcoa Nederland Holding BV, 144A	6.750%	9/30/24	BB–	259,687
175	Allegheny Technologies Inc.	5.950%	1/15/21	B	164,937
300	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB–	302,100
200	IAMGOLD Corporation, 144A	6.750%	10/01/20	B+	195,750
200	Lundin Mining Corporation, 144A	7.500%	11/01/20	BB–	212,500
300	Vale Overseas Limited	4.375%	1/11/22	BBB	296,625
1,545	Total Metals & Mining				1,559,999

	Mortgage Real Estate Investment Trusts – 0.3%

250	iStar Inc.	7.125%	2/15/18	B+	260,625

	Multiline Retail – 0.2%

150	J.C. Penney Company Inc.	8.125%	10/01/19	B+	163,875

NUVEEN	3

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 3.5%

$120	Calumet Specialty Products	7.625%	1/15/22	CCC+	$96,900
150	Energy Transfer Equity LP	5.500%	6/01/27	BB+	149,250
200	Genesis Energy LP	5.750%	2/15/21	B+	200,000
215	Gibson Energy, 144A	6.750%	7/15/21	BB	219,837
220	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	206,800
300	Northern Tier Energy LLC	7.125%	11/15/20	BB–	306,750
100	Oasis Petroleum Inc.	6.875%	3/15/22	B+	95,750
175	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B+	161,000
300	Sunoco LP / Sunoco Finance Corp., 144A	6.250%	4/15/21	BB	309,000
250	Targa Resources Inc.	5.000%	1/15/18	BB–	258,750
500	Transocean Inc.	4.300%	10/15/22	BB–	401,250
300	Western Refining Inc.	6.250%	4/01/21	B	296,250
2,830	Total Oil, Gas & Consumable Fuels				2,701,537

	Paper & Forest Products – 1.0%

250	Domtar Corporation	4.400%	4/01/22	BBB–	264,290
200	Mercer International Inc.	7.750%	12/01/22	B+	211,750
100	Millar Western Forest Products Ltd	8.500%	4/01/21	B–	52,625
300	Resolute Forest Products	5.875%	5/15/23	B+	260,250
850	Total Paper & Forest Products				788,915

	Personal Products – 0.3%

250	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	261,250

	Real Estate Management & Development – 0.8%

250	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	251,875
350	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	348,905
600	Total Real Estate Management & Development				600,780

	Road & Rail – 0.9%

200	Avis Budget Car Rental, 144A	6.375%	4/01/24	B+	204,000
200	Herc Rentals, Inc., 144A	7.500%	6/01/22	B+	207,000
250	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	252,500
650	Total Road & Rail				663,500

	Specialty Retail – 0.2%

155	L Brands, Inc.	6.875%	11/01/35	BB+	168,950

	Technology Hardware, Storage & Peripherals – 0.2%

175	NCR Corporation	4.625%	2/15/21	BB	176,750

	Textiles, Apparel & Luxury Goods – 0.3%

225	Levi Strauss & Company	5.000%	5/01/25	BB	234,563

	Thrifts & Mortgage Finance – 0.4%

250	Radian Group Inc.	7.000%	3/15/21	BB	280,313

	Wireless Telecommunication Services – 1.2%

200	Digicel Limited, 144A	6.000%	4/15/21	B1	178,000
275	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	280,500
250	Hughes Satellite Systems Corporation, 144A	6.625%	8/01/26	BB–	241,250
200	Sprint Corporation	7.250%	9/15/21	B+	201,000
925	Total Wireless Telecommunication Services				900,750
$25,485	Total Corporate Bonds (cost $25,232,283)				25,306,358

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.7% (0.5% of Total Investments)

	Banks – 0.4%

$100	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB+	$103,270
200	Societe Generale, 144A	7.375%	N/A (5)	BB+	196,000
	Total Banks				299,270

	Commercial Services & Supplies – 0.3%

200	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB	205,500
	Total $1,000 Par (or similar) Institutional Preferred (cost $508,623)				504,770

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 104.9% (74.0% of Total Investments)

$1,208	321 Henderson Receivables LLC, Series 2012-1A, 144A	7.140%	2/15/67	A3	$1,394,381
379	321 Henderson Receivables LLC., Series 2010-1A, 144A	9.310%	7/15/61	Aa2	463,404
493	321 Henderson Receivables Trust Series 2012-2A, 144A	6.770%	10/17/61	Baa1	557,758
351	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	8/15/30	AA	390,899
1,734	American Homes 4 Rent, Series 2015-SFR2, 144A	0.000%	10/17/45	N/R	17
750	American Homes 4 Rent, Series 2015-SFR2, 144A	5.036%	10/17/45	Baa2	829,139
405	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	A+	455,320
220	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	172,425
120	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	20,403
302	Bank of America Funding Trust, Series 2003-3	4.750%	10/25/18	AA+	302,567
215	Barclays BCAP LLC Trust, Resecuritized Series 2009-RR14, 144A	6.000%	5/26/37	BBB	221,986
500	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.427%	9/10/28	BBB–	501,428
132	Bayview Financial Acquisition Trust 2003-AA, 144A	6.072%	2/25/33	A+	132,243
130	Bayview Financial Acquisition Trust Series 2006C	5.852%	11/28/36	CCC	127,341
143	Bayview Financial Acquisition Trust, Series 2006-C	5.638%	11/28/36	Ba1	142,525
229	Bayview Financial Acquisition Trust, Series 2006-D	5.932%	12/28/36	A2	224,862
711	Bayview Financial Acquisition Trust, Series 2006-D	6.096%	12/28/36	B	644,074
123	Bayview Financial Acquisition Trust, Series 2007-A	6.205%	5/28/37	AA+	127,906
664	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	BB+	657,310
43	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2006-A	5.704%	2/28/41	AAA	45,403
500	CAM Mortgage Trust 2015-1, 144A	4.750%	7/15/64	N/R	491,786
204	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3	5.160%	3/25/33	BBB–	208,577
500	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CD3	5.688%	10/15/48	B–	287,927
275	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.264%	3/10/48	A–	282,385
580	Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA, 144A	3.635%	6/15/34	BBB	574,693
511	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.495%	10/10/48	A–	513,823
750	Conns Receivables Funding Trust II, Series 2016-B, 144A, (WI/DD)	3.730%	10/15/18	BBB	750,000
240	CountryWide Alternative Loan Trust 2005-86CB A10	5.500%	2/25/36	Caa3	208,089
240	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2003-J3	5.250%	11/25/33	A+	237,985
444	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J1	6.000%	2/25/34	A+	449,115
234	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J2	6.500%	3/25/34	AA	242,661
217	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-47CB	5.500%	10/25/35	Caa3	186,259
777	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-6 A4	5.750%	4/25/47	Ca	645,056
4	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.297%	4/25/47	Caa1	3,882

NUVEEN	5

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$484		Credit Suisse Commercial Mortgage Trust 2009-3R, 144A	6.000%	1/27/37	A	$492,367
316		Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates, Series 2006-7	6.000%	8/25/36	Caa3	267,492
584		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.186%	4/25/33	A	579,447
595		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2005-11 6A7	6.000%	12/25/35	D	142,569
312		Credit Suisse First Boston Mortgage Securities, Home Equity Mortgage Pass-Through Certificates, Series 2004-6	5.821%	4/25/35	B1	316,555
950		Credit-Based Asset Servicing and Securitization Pool 2007-SP1, 144A	6.020%	12/25/37	A+	987,687
—	(7)	Fannie Mae Mortgage Pool	3.363%	7/01/27	Aaa	131
6		Fannie Mae Mortgage Pool, (6)	7.000%	7/01/17	Aaa	5,813
20		Fannie Mae Mortgage Pool, (6)	5.000%	11/01/18	Aaa	20,658
50		Fannie Mae Mortgage Pool, (6)	5.000%	2/01/21	Aaa	52,807
1,228		Fannie Mae Mortgage Pool, (6)	3.500%	12/01/26	Aaa	1,296,216
1,184		Fannie Mae Mortgage Pool, (6)	3.500%	1/01/27	Aaa	1,250,216
52		Fannie Mae Mortgage Pool, (6)	6.000%	5/01/29	Aaa	59,811
27		Fannie Mae Mortgage Pool, (6)	7.000%	9/01/31	Aaa	30,296
34		Fannie Mae Mortgage Pool, (6)	5.500%	6/01/33	Aaa	38,701
95		Fannie Mae Mortgage Pool, (6)	6.000%	1/01/34	Aaa	109,000
157		Fannie Mae Mortgage Pool, (6)	5.500%	2/01/34	Aaa	179,968
123		Fannie Mae Mortgage Pool, (6)	6.000%	3/01/34	Aaa	138,254
112		Fannie Mae Mortgage Pool, (6)	6.000%	1/01/35	Aaa	129,348
71		Fannie Mae Mortgage Pool, (6)	5.000%	7/01/35	Aaa	78,620
34		Fannie Mae Mortgage Pool, (6)	5.500%	3/01/36	Aaa	38,853
97		Fannie Mae Mortgage Pool, (6)	6.000%	6/01/36	Aaa	111,179
114		Fannie Mae Mortgage Pool, (6)	5.500%	4/01/37	Aaa	128,948
139		Fannie Mae Mortgage Pool, (6)	5.000%	6/01/37	Aaa	154,051
114		Fannie Mae Mortgage Pool, (6)	5.500%	6/01/38	Aaa	128,821
1,965		Fannie Mae Mortgage Pool, (6)	3.500%	2/01/44	Aaa	2,072,754
125		Fannie Mae REMIC Pass-Through Certificates	6.169%	2/25/42	Aaa	147,663
604		Fannie Mae REMIC Pass-Through Certificates	3.995%	12/25/42	AAA	212,230
746		Fannie Mae REMIC Pass-Through Certificates	5.397%	7/25/44	Aaa	119,429
2,500		Fannie Mae TBA Mortgage Pool, MDR, (WI/DD)	3.000%	TBA	Aaa	2,599,219
2,000		Fannie Mae TBA Mortgage Pool, MDR, (WI/DD)	3.500%	TBA	Aaa	2,110,625
4,605		Fannie Mae TBA Mortgage Pool, MDR, (WI/DD)	4.000%	TBA	Aaa	4,945,878
2,975		Fannie Mae TBA Mortgage Pool, MDR, (WI/DD)	4.500%	TBA	Aaa	3,258,205
3,780		FederalHome Loan Mortgage Corporation, Mortgage Pool, (6)	3.000%	4/01/43	Aaa	3,936,760
2,619		Freddie Mac Gold Mortgage Pool, (6)	3.000%	1/01/29	Aaa	2,752,179
3,145		Freddie Mac Gold Mortgage Pool, (6)	3.000%	6/01/46	Aaa	3,271,612
1,760		Freddie Mac Mortgage Pool, (6)	3.500%	1/01/44	Aaa	1,862,104
1,690		Freddie Mac Mortgage Pool, (6)	3.500%	2/01/44	Aaa	1,782,584
35		Freddie Mac Mortgage Pool, Various, (6)	6.500%	11/01/28	Aaa	40,725
221		Freddie Mac Mortgage Trust 2013-KF02, 144A	3.525%	12/25/45	Baa3	220,632
255		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K706, 144A	4.029%	11/25/44	A1	265,084
282		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K708, 144A	3.751%	2/25/45	A	290,227
750		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.369%	5/25/45	A	761,732
750		Freddie Mac Mortgage Trust, Multifamily Mortgage-Pass-Through Certificates, Series 2012-K709, 144A	3.741%	4/25/45	BBB	765,992
250		Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K714, 144A	3.849%	1/25/47	Baa3	246,409
541		GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2004-J6	5.500%	2/25/35	B	540,962
500		GMAT Trust Mortgage Pool 2013-1A, 144A	5.000%	11/25/43	N/R	475,928
1,000		Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass -Through Certificates, Series 2014-GSFL, 144A	2.785%	7/15/31	A–	987,808
117		Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2001-2, 144A	7.500%	6/19/32	B	118,643
794		Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2003-3, 144A	7.000%	6/25/43	BBB	836,479

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,287	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2006-RP2 B1	5.973%	4/25/36	CC	$123,682
159	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2006-RP2 B2, (3)	5.973%	4/25/36	C	922
86	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-10 1A1	2.927%	10/25/33	BBB+	86,352
442	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	B1	478,288
421	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	B1	457,470
500	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	380,056
68	Government National Mortgage Association Pool, (6)	2.000%	12/20/22	Aaa	69,244
309	Government National Mortgage Association Pool, (6)	5.500%	8/15/33	Aaa	361,223
217	Government National Mortgage Association Pool, (6)	6.000%	7/15/34	Aaa	258,129
1,210	Green Tree Agency Advance Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2015-T2, 144A	4.669%	10/15/48	BBB	1,216,097
331	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	285,980
110	IndyMac MBS Inc., Residential Asset Securitization Trust, Mortgage Pass-Through Certificates, Series 2004-A2	4.000%	5/25/34	A+	110,112
389	JPMorgan Alternative Loan Trust 2006-S1, Mortgage Pass-Through Certificates	6.500%	3/25/36	D	320,559
750	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C4 C, 144A	5.393%	7/15/46	A	832,568
100	Lavender Trust, Mortgage Pass-Through Certificates, Series 2010-R10A, 144A	6.250%	9/26/36	N/R	99,522
112	Lehman ABS Manufactured Housing Contract Asset Backed Certificates, Series 2001B	4.350%	4/15/40	AA	114,394
27	Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.303%	7/25/47	A+	26,917
456	Master RePerforming Loan Trust 2005-1, 144A	7.500%	8/25/34	B1	461,795
290	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	A	299,078
430	Merrill Lynch Alternative Note Asset, 2007-F1 2A7	6.000%	3/25/37	Caa3	333,610
1,386	Mid-State Capital Corporation Trust Notes, Series 2004-1 A	6.005%	8/15/37	AA+	1,503,566
1,110	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,188,681
95	Mid-State Trust 2004-A	8.900%	8/15/37	BBB	104,389
981	Mid-State Trust 2010-1, 144A	5.250%	12/15/45	AA	1,039,977
240	Mid-State Trust 2010-1, 144A	7.000%	12/15/45	A	267,230
285	Mid-State Trust VI	7.790%	7/01/35	Baa1	299,472
332	Mid-State Trust XI	5.598%	7/15/38	A+	356,598
350	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.242%	4/15/48	BBB–	286,627
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28	4.595%	1/15/49	A3	524,865
250	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C1 C, 144A	5.432%	9/15/47	AA+	280,695
150	Morgan Stanley Mortgage Loan Trust, Pass-Through Certificates, 2006-2	5.750%	2/25/36	Caa2	142,233
500	Morgan Stanley Re REMIC Trust Series 2009-GG10, 144A	5.988%	8/12/45	A	506,063
359	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB–	366,157
504	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, 2004-5 6A1	7.000%	6/25/34	A+	528,805
89	Mortgage Asset Securitization Transaction Inc., Mortgage Pass-Through Certificates, Series 2003-5	5.000%	6/25/18	A	91,603
456	Mortgage Asset Securitization Transactions Inc., Mortgage Pass-Through Certificates, Series 2003-11	5.250%	12/25/33	A	460,305
500	New Residential Advance Receivable Trust , Series 2016-T1, 144A	4.377%	6/15/49	BBB	501,120
500	New Residential Advance Receivable Trust, Series 2015-T2, 144A	4.679%	8/17/48	BBB	500,703
226	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2014-2A, 144A	3.750%	5/25/54	AAA	234,365
52	Oakwood Mortgage Investors Inc., Series 1999-A	6.090%	4/15/29	A1	53,294

NUVEEN	7

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$500	OMART Receivables Trust, Series 2015-T3, 144A	4.687%	11/15/47	BBB	$500,751
500	OMART Receivables Trust, Series 2016-T2, 144A	4.446%	8/16/49	BBB	498,594
194	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2005A	5.410%	6/15/36	AAA	197,373
309	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2005B	5.990%	1/15/37	A+	316,913
379	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2005-4 A6	5.749%	2/25/36	Caa1	359,558
771	Residential Asset Securities Corporation , Home Equity Mortgage Asset Backed Pass-Through Certificates, Series 2004-KS1	5.721%	2/25/34	BB+	793,976
129	Residential Funding Mortgage Securities II, Inc., Home Loan Backed Notes Trust 2003-HI4	6.030%	2/25/29	A+	133,508
303	Residential Funding Mortgage Trust I, 2007-S9	6.000%	10/25/37	D	251,347
260	Salomon Brothers Commercial Mortgage Trust Pass-Through VII Certificates, Series 2003-1 A2, 144A	6.000%	9/25/33	BB	257,090
500	Springleaf Mortgage Loan Trust 2013-2A, 144A	3.520%	12/25/65	AA	502,195
570	Springleaf Mortgage Loan Trust 2013-2A, 144A	4.480%	12/25/65	A+	572,245
801	Springleaf Mortgage Loan Trust, Series 2013-3A, 144A	5.000%	9/25/57	BBB	801,103
500	SPS Servicer Advance Receivables Trust, Series 2015-T3, 144A	4.430%	7/15/47	BBB	500,566
500	V Mortgage LLC, Pass-Through Certificate , Series 2014-NPL1, 144A	4.750%	4/27/54	N/R	490,834
71	Vanderbilt Acquisition Loan Trust, Series 2002-1	6.570%	5/07/27	AAA	71,925
496	Vericrest Opportunity Loan Transferee, Series 2014-NPL7, 144A	4.750%	8/27/57	N/R	485,704
498	Vericrest Opportunity Loan Transferee, Series 2015-NLP4, 144A	4.250%	2/25/55	N/R	481,680
500	Vericrest Opportunity Loan Transferee, Series 2015-NP13, 144A	4.875%	10/25/45	N/R	482,142
500	Vericrest Opportunity Loan Transferee, Series 2015-NP14, 144A	4.875%	11/27/45	N/R	481,025
236	Walter Investment Management Company Capital Trust, Series 2012-AA, 144A	4.549%	10/16/50	A	236,435
50	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS1	5.250%	2/25/18	N/R	50,379
498	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS4	5.500%	2/25/33	AA+	501,364
640	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-S8	5.000%	9/25/18	AA+	644,495
44	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.326%	8/25/38	AA	46,062
500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass-Through Certificates, Series 2015-C26, 144A	3.586%	2/15/48	BBB–	365,039
750	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3, 144A	5.335%	3/15/44	A1	810,837
750	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-C15, 144A	4.480%	8/15/46	BBB–	685,935
250	WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2, 144A	5.392%	2/15/44	Aa2	275,065
$83,793	Total Asset-Backed and Mortgage-Backed Securities (cost $80,678,295)				81,200,186

Shares	Description (1), (8)				Value

	INVESTMENT COMPANIES – 0.7% (0.5% of Total Investments)

32,000	Blackrock Credit Allocation Income Trust IV				$427,200
7,036	Pioneer Floating Rate Trust				83,025
	Total Investment Companies (cost $485,277)				510,225

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.2% (0.1% of Total Investments)

	Uruguay – 0.2%

$123	Republic of Uruguay	8.000%	11/18/22	BBB	$157,775
$123	Total Sovereign Debt (cost $124,321)				157,775
	Total Long-Term Investments (cost $107,468,095)				108,330,600

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.7% (1.2% of Total Investments)

	REPURCHASE AGREEMENTS – 1.7% (1.2% of Total Investments)

$1,351	Repurchase Agreement with State Street Bank, dated 9/30/16, repurchase price $1,351,372, collateralized by $1,345,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $1,380,306	0.010%	10/03/16	$1,351,371
	Total Short-Term Investments (cost $1,351,371)			1,351,371
	Total Investments (cost $108,819,466) – 141.7%			109,681,971
	Reverse Repurchase Agreements – (24.9)%			(19,304,000)
	Other Assets Less Liabilities – (16.8)% (9)			(12,991,711)
	Net Assets – 100%			$77,386,260

Investments in Derivatives as of September 30, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/(Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(2)	12/16	$(436,297)	$188	$(640)
U.S. Treasury 5-Year Note	Short	(51)	12/16	(6,175,070)	10,758	(22,227)
U.S. Treasury 10-Year Note	Short	(42)	12/16	(5,505,954)	17,719	(1,296)
U.S. Treasury Ultra Bond	Long	2	12/16	373,238	(4,313)	(5,488)
				$(11,744,083)	$24,352	$(29,651)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	9

JMM	Nuveen Multi-Market Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Convertible Preferred Securities	$244,168	$—	$—		$244,168
$25 Par (or similar) Retail Preferred	407,118	—	—		407,118
Corporate Bonds	—	25,306,358	—	**	25,306,358
$1,000 Par (or similar) Institutional Preferred	—	504,770	—		504,770
Asset-Backed and Mortgage-Backed Securities	—	81,200,186	—		81,200,186
Investment Companies	510,225	—	—		510,225
Sovereign Debt	—	157,775	—		157,775

Short-Term Investments:
Repurchase Agreements	—	1,351,371	—		1,351,371

Investments in Derivatives:
Futures Contracts*	(29,651)	—	—		(29,651)
Total	$1,131,860	$108,520,460	$—	**	$109,652,320
*	Represents net unrealized appreciation (depreciation).
**	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $109,057,062.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$3,316,547
Depreciation	(2,691,638)
Net unrealized appreciation (depreciation) of investments	$624,909

10	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.

(7)	Principal Amount (000) rounds to less than $1,000.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

MDR	Denotes investment is subject to dollar roll transactions.

REIT	Real Estate Investment Trust

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

NUVEEN	11

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Market Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016